11. Fair Value of Financial Assets and Liabilities (Details Narrative) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Of Financial Assets And Liabilities Details Narrative
Cash and cash equivalents	$ 4,049	$ 1,646	$ 990
Short-term deposits	12,056	6,120
Total current liabilities	$ 6,191	$ 5,721